INCOME TAXES	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 6 – INCOME TAXES

The Company determines deferred tax assets and liabilities based upon the differences between the financial statement and tax bases of the Company’s assets and liabilities using tax rates in effect for the year in which the Company expects the differences to affect taxable income. A valuation allowance is established for any deferred tax assets for which it is more likely than not that all or a portion of the deferred tax assets will not be realized. Based on the available information and other factors, management believes it is more likely than not that its federal and state net deferred tax assets will not be fully realized, and the Company has recorded a full valuation allowance.

The Company files U.S. federal and state income tax returns in jurisdictions with varying statutes of limitations. All tax returns for fiscal 2016 to fiscal 2020 may be subject to examination by the U.S. federal and state tax authorities. As of September 30, 2021, the Company has not recorded any liability for unrecognized tax benefits related to uncertain tax positions.

NOTE 7 – INCOME TAXES

The income tax provision (benefit) consisted of the following:

	Year Ended March 31,
	2021	2020
Current portion:
Federal	$—	$—
State	1,600	1,600
	1,600	1,600
Deferred portion:
Federal	(1,931,390)	(1,180,434)
State	(576,868)	(391,865)
	(2,508,258)	(1,572,299)
Change in valuation allowance	2,508,258	1,572,299
Provision for income taxes	$1,600	$1,600

As of March 31, 2021, the Company had net operating loss carryforwards (NOLs) of approximately $13,954,000 for federal income tax purposes and $14,019,000 for state income tax purposes. These NOLs are available to reduce future taxable income and will expire at various times from 2037 through 2041, except federal NOLs from fiscal 2018, 2019 and 2020 which will never expire.

The Company also had federal research and development tax credit carryforwards of approximately $535,000, which will begin expiring at various times from 2038 through 2040, and state research and development credits of approximately $141,000, which do not have an expiration date.

A reconciliation of income taxes provided at the federal statutory rate (21% for fiscal 2021 and 2020) to the actual income tax provision is as follows:

	Year Ended March 31,
	2021	2020
Federal statutory rate	(21)%	(21)%
State tax rate, net of federal benefit	(7)%	(7)%
Permanent differences	—%	—%
Research and development tax credits	(6)%	(3)%
Section 179 assets	—%	—%
Change in valuation allowance	34%	31%
Effective income tax rate	—%	—%

Significant components of the Company’s deferred tax assets and liabilities were:

	March 31,
	2021	2020
Net operating loss carryforwards	$3,909,434	$1,965,118
Stock-based compensation expense	554,892	364,989
Property and equipment	(18,039)	6,842
Reserves, accruals & other	(79,878)	(7,181)
Research and development tax credits	646,296	237,716
Total deferred tax assets	5,012,705	2,567,484
Less: valuation allowance	(5,012,705)	(2,567,484)
Deferred tax assets, net	$—	$—

Based on the available information and other factors, management believes it is more likely than not that the net deferred tax assets at March 31, 2021 and 2020, will not be fully realizable. Accordingly, management has recorded a full valuation allowance against its net deferred tax assets at March 31, 2021 and 2020.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements at March 31, 2021 and 2020. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date.